Income tax	6 Months Ended
Jun. 30, 2025
Income tax
Income tax

7. Income tax

Income taxes for the six months ended June 30, 2025, were calculated based on estimated annual effective income tax rates on ordinary income before tax adjusted by the tax effect of any discrete items. For the six months ended June 30, 2025, the plan tax rate for CureVac N.V. was approximately 30%. The effective tax rate considers the impact on current tax expenses, the usage of loss carryforwards and management’s assessment of the requirements in IAS 12.